Debt - Components of recorded interest expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Debt
Amortization of debt issuance costs	$ 672	$ 499
Capitalized interest	(44)	(145)
Total interest expense	19,887	14,398
Convertible Notes
Debt
Total interest expense	7,816	6,746
1.5 Lien Notes
Debt
Total interest expense	5,139	4,433
1.25 Lien Notes
Debt
Total interest expense	3,352	278
First Lien Agreement
Debt
Total interest expense	2,867	2,511
Other note payable
Debt
Total interest expense	$ 85	$ 76